CONVERTIBLE LOAN NOTES (THE “NOTES”) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Convertible Loan Notes
SCHEDULE OF CONVERTIBLE LOAN NOTES
	At 30 September 2024	At 31 March 2024
Total	USD	USD
Fair value of the Notes	5,017,000	3,743,000
Accrued interest	664,066	347,342
	5,681,066	4,090,342
Classified as:
Current:
Fair value of the Notes	5,017,000	3,634,000
Accrued interest	664,066	341,534
	5,681,066	3,975,534
Non-current:
Fair value of the Notes	-	109,000
Accrued interest	-	5,808
	-	114,808

	At 31 March 2024	At 31 March 2023
	USD	USD
Fair value of the Notes	3,743,000	3,269,000
Accrued interest	347,342	80,822
	4,090,342	3,349,822
Classified as:
Current liabilities	3,975,534	-
Non-current liabilities	114,808	3,349,822
	4,090,342	3,349,822